Simplify Emerging Markets Equity PLUS Downside Convexity ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 99.7%
iShares Core MSCI Emerging Markets ETF(a)(b)
(Cost $6,582,787) ........................................................... 119,807 $ 5,845,384
Number of
Contracts Notional Amount
Purchased Options – 0.2%
Puts – Exchange-Traded – 0.1%
iShares MSCI Emerging Markets ETF, May Strike Price $35, Expires 5/19/23 565 $ 1,977,500 6,780
S&P 500 Mini Index, April Strike Price $396, Expires 4/21/23 ............. 18 712,800 3,735
Total Purchased Options (Cost $43,720) ........................................................... 10,515
Shares
Money Market Funds – 0.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(c)
(Cost $9,232) ............................................................... 9,232 9,232
Total Investments – 100.1%
(Cost $6,635,739) ........................................................................... $ 5,865,131
Liabilities in Excess of Other Assets – (0.1)% ....................................................... (4,047)
Net Assets – 100.0% .......................................................................... $ 5,861,084
Number of
Contracts Notional Amount
Written Option – (0.0)%†
Puts – Exchange-Traded – (0.0)%†
iShares MSCI Emerging Markets ETF, May Strike Price $33, Expires 5/19/23
(Premiums Received $13,248) ................................... (565) (1,864,500) $ (2,825)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $3,756,830 have been pledged as collateral for options as of March 31, 2023.
(c) Rate shown reflects the 7-day yield as of March 31, 2023.
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 99.7%
Purchased Options ............................................................................... 0.2%
Money Market Funds ............................................................................. 0.2%
Total Investments ................................................................................ 100.1%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Net Assets ..................................................................................... 100.0%